Stock options	3 Months Ended
Nov. 30, 2021
Stock Options
Stock options

18.         Stock options

On October 6, 2021, the Company adopted an amended and restated equity incentive plan (“Omnibus Plan”), which amends and restates the equity incentive plan which was previously established as of July 15, 2020. Under the amendments, there were no changes in the terms of previously issued awards. Under the Omnibus Plan, the total number of common shares reserved and available for grant and issuance pursuant to stock options shall not exceed 10% of the then issued and outstanding shares.

Options may be exercisable over periods of up to 10 years as determined by the Board of Directors of the Company and the exercise price shall not be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)

The following table reflects the continuity of stock options for the three months ended November 30, 2021, and 2020:

		Weighted-average
	Number of stock options	Exercise price	Grant-date fair value	Remaining contractual term
	#	$	$	(yrs.)

Balance, August 31, 2020	253,121	12.73	4.39	4.31
Expired/Cancelled	(2,353)	112.73	29.40
Balance, November 30, 2020	250,768	11.79	4.43	4.06

Balance, August 31, 2021	692,938	11.64	7.06	4.46
Granted	10,000	9.82	2.92
Issued on exercise of options	-	-	-
Expired/Cancelled	-	-	-
Balance, November 30, 2021	702,938	11.61	7.00	4.30

Exercisable as at November 30, 2021	181,936	12.10	4.36	2.43

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)

The following tables reflect the stock options issued and outstanding as of November 30, 2021:

	Outstanding		Weighted average exercise price	Weighted average remaining contractual term
Expiry date	options	CAD	USD	(Years)
December 10, 2021	1,564	93.30	71.84	0.03
June 30, 2022	4,428	153.45	118.15	0.58
April 1, 2023	84,165	11.25	7.91	1.33
October 31, 2023	64,997	11.25	7.91	1.92
January 29, 2025	46	106.50	76.43	3.17
August 25, 2025	340	106.50	76.43	3.74
September 23, 2025	11	106.50	76.43	3.82
February 10, 2026	1,443	106.50	76.43	4.20
May 19, 2026	4	106.50	76.43	4.47
May 23, 2026	9	106.50	76.43	4.48
June 24, 2026	375,188	15.04	12.21	4.57
July 1, 2026	10,000	14.87	12.00	4.59
July 2, 2026	57,762	15.08	12.21	4.59
August 20, 2026	32,500	7.78	6.05	4.72
March 3, 2027	1,256	106.50	76.43	5.26
July 31, 2027	159	106.50	76.43	5.67
November 3, 2027	133	106.50	76.43	5.93
November 7, 2029	46,251	7.50	5.38	7.94
April 20, 2030	666	7.05	5.06	8.39
December 2, 2030	1,333	9.50	7.38	9.01
June 14, 2031	10,683	14.20	11.69	9.54
November 23, 2031	10,000	12.45	9.82	9.99
	702,938	14.82	11.61	4.30

Of the 702,938 options outstanding as of November 30, 2021 (August 31, 2021 – 692,938), 181,936 are exercisable as of November 30, 2021 (August 31, 2020 – 209,950). During the three months ended November 30, 2021, share-based compensation expense for the Company’s stock options was $841,712 (2020 – $49,054).